UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss & Co. Inc.
Address: 667 Madison Avenue
         New York, NY  10021

13F File Number:  28-05569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Vice President
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     August 11, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $117,496 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      245     5000 SH       SOLE                     5000        0        0
AMAZON COM INC                 COM              023135106      331    10000 SH       SOLE                    10000        0        0
ANADARKO PETE CORP             COM              032511107      822    10000 SH       SOLE                    10000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      321    15000 SH       SOLE                    15000        0        0
AUTOLIV INC                    COM              052800109     1768    40364 SH       SOLE                    40364        0        0
BARRICK GOLD CORP              COM              067901108     1327    53002 SH       SOLE                    53002        0        0
BURLINGTON RES INC             COM              122014103      276     5000 SH       SOLE                     5000        0        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101       78    50000 SH       SOLE                    50000        0        0
COVANCE INC                    COM              222816100      844    18800 SH       SOLE                    18800        0        0
DEAN FOODS CO NEW              COM              242370104     5392   153000 SH       SOLE                   153000        0        0
DEVON ENERGY CORP NEW          COM              25179M103      507    10000 SH       SOLE                    10000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102      534    10000 SH       SOLE                    10000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1677    39000 SH       SOLE                    39000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102      264    20000 SH       SOLE                    20000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    26577   547860 SH       SOLE                   547860        0        0
HALLIBURTON CO                 COM              406216101     7118   148856 SH       SOLE                   148856        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      171    20000 SH       SOLE                    20000        0        0
HONEYWELL INTL INC             COM              438516106    17259   471176 SH       SOLE                   471176        0        0
INTEL CORP                     COM              458140100      261    10000 SH       SOLE                    10000        0        0
ISHARES INC                    MSCI JAPAN       464286848     1521   150000 SH       SOLE                   150000        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1863   150000 SH       SOLE                   150000        0        0
ISHARES INC                    MSCI PAC J IDX   464286665     1412    15000 SH       SOLE                    15000        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      189    25000 SH       SOLE                    25000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1031    14400 SH       SOLE                    14400        0        0
JPMORGAN & CHASE & CO          COM              46625H100     4577   129600 SH       SOLE                   129600        0        0
KANEB SERVICES LLC             COM              484173109     1645    38000 SH       SOLE                    38000        0        0
MOTOROLA INC                   COM              620076109    17902   980400 SH       SOLE                   980400        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103      606    10000 SH       SOLE                    10000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101      337     7095 SH       SOLE                     7095        0        0
NEXEN INC                      COM              65334H102      304    10000 SH       SOLE                    10000        0        0
NORANDA INC                    COM              655422103      260    15000 SH       SOLE                    15000        0        0
OAKLEY INC                     COM              673662102      170    10000 SH       SOLE                    10000        0        0
PRIDE INTL INC DEL             COM              74153Q102     1532    59600 SH       SOLE                    59600        0        0
SCUDDER NEW ASIA FD INC        COM              811183102      904    56400 SH       SOLE                    56400        0        0
SEQUA CORPORATION              CL A             817320104     1325    20031 SH       SOLE                    20031        0        0
SMITHFIELD FOODS INC           COM              832248108      205     7500 SH       SOLE                     7500        0        0
SOUTHERN UN CO NEW             COM              844030106      757    30815 SH       SOLE                    30815        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     4342   100000 SH       SOLE                   100000        0        0
SUNCOR ENERGY INC              COM              867229106     3904    82500 SH       SOLE                    82500        0        0
UNITED INDL CORP               COM              910671106      357    10000 SH       SOLE                    10000        0        0
UNOCAL CORP                    COM              915289102      325     5000 SH       SOLE                     5000        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     5499   226120 SH       SOLE                   226120        0        0
WIMM BILL DANN FOODS OJSC      SPONSORED ADR    97263M109      493    30000 SH       SOLE                    30000        0        0
XANSER CORP                    COM              98389J103      264   114000 SH       SOLE                   114000        0        0